INVENTORY	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORY
NOTE 3:-	INVENTORY
  Inventory is comprised of the following:
	June 30,	December 31,
	2024	2023

Raw materials	$396	$640
Work in process	289	803
Finished goods	1,068	425

	$1,753	$1,868